Offerings - Offering: 1	May 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value
Amount Registered | shares	1,200,000
Proposed Maximum Offering Price per Unit	582.32
Maximum Aggregate Offering Price	$ 698,784,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 96,502.07
Offering Note	(1) Note to Amount Registered: Consists of 1,200,000 shares of common stock, $0.01 par value per share ("Common Stock") reserved for issuance under the Martin Marietta Amended and Restated Stock-Based Award Plan. (2) Note to Amount Registered: Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers such indeterminable number of additional shares of Common Stock as may become issuable to prevent dilution in the event of recapitalizations, stock dividends, stock splits and reverse stock splits, and any other securities with respect to which the outstanding shares of Common Stock are converted or exchanged. (3) Note to Proposed Maximum Offering Price Per Unit and Maximum Aggregate Offering Price: Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, based upon the average of the high and low prices of shares of Common Stock, as reported on the New York Stock Exchange on May 12, 2026.